Employee benefit expenses	12 Months Ended
Dec. 31, 2022
Employee benefit expenses
Employee benefit expenses

7             Employee benefit expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	225,085	250,773	183,193
Share-based compensation expenses	78,967	35,463	27,528
Pension costs - defined contribution plans	5,841	16,942	15,651
Other staff welfare expenses	12,670	6,072	7,770
	322,563	309,250	234,142